Contingencies	12 Months Ended
Dec. 31, 2019
Contingencies
Contingencies

Note 23 – Contingencies

Canada Revenue Agency Audit:

The Canada Revenue Agency (“CRA”) is conducting an audit of Franco-Nevada’s 2012-2015 taxation years.

(a)	Canadian Domestic Tax Matters (2014-2015):

In October 2019, certain wholly-owned Canadian subsidiaries of the Company received Notices of Reassessment for the 2014 and 2015 taxation years (the “Domestic Reassessments”) in which the CRA is seeking to increase income by adjusting the timing of the deduction of the upfront payments which were made in connection with precious metal stream agreements. The CRA’s position is that the upfront payment should be deducted for income tax purposes in a similar manner to how such upfront payment is expensed for financial statement purposes. Consequently, the CRA’s position results in a slower deduction of the upfront payment and an acceleration of the payment of Canadian taxes.  This results in the Company being subject to an incremental payment of Federal and provincial income taxes for these years of C$1.4 million ($1.1 million) plus interest and applicable penalties (after applying available non-capital losses and other deductions). The Company has filed formal Notices of Objection with the CRA against the Domestic Reassessments.

If the CRA were to audit and reassess the particular Canadian subsidiaries of the Company for taxation years 2016 through 2019 on the same basis, the Company estimates that it would be subject to an incremental payment of Canadian tax for these years of approximately C$31.4 million ($24.2 million) plus interest and applicable penalties (after applying available non-capital losses and other deductions).

(b)	Mexico (2013-2015):

In December 2018, the Company received a Notice of Reassessment from the CRA for the 2013 taxation year (the “2013 Reassessment”) in relation to its Mexican subsidiary. The reassessment was made on the basis of the transfer pricing provisions in the Income Tax Act (Canada) (the “Act”) and asserts that a majority of the income earned by the Mexican subsidiary should have been included in the income of the Company and subject to tax in Canada.  The 2013 Reassessment results in additional Federal and provincial income taxes of C$10.8 million ($8.3 million) plus interest and applicable penalties but before any relief under the Canada-Mexico tax treaty.

In December 2019, the Company received Notices of Reassessment for the 2014 and 2015 taxation years (the “2014 and 2015 Reassessments”, and collectively with the Domestic Reassessments and the 2013 Reassessment, the “Reassessments”) on the same basis as the 2013 Reassessment, resulting in additional Federal and provincial income taxes of C$13.9 million ($10.7 million) plus interest and applicable penalties but before any relief under the Canada-Mexico tax treaty. The Company has filed a formal Notice of Objection with the CRA against the 2013 Reassessment and is in the process of filing Notices of Objection against the 2014 and 2015 Reassessments.

For taxation years 2013 through 2015, the Company’s Mexican subsidiary paid a total of 419.4 million Pesos ($30.3 million) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico. If required, the Company intends to seek relief from double taxation under the Canada-Mexico tax treaty.

If the CRA were to audit and reassess the Company for taxation years 2016 through 2019 on the same basis, the Company estimates that it would be subject to additional Canadian tax for these years of approximately C$4.6 million ($3.5 million) plus interest and applicable penalties but before any relief under the Canada-Mexico tax treaty.  During the years 2016 through 2019, the Company’s Mexican subsidiary paid 71.0 million Pesos ($3.8 million) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico.

(c)	Barbados (2014-2015):

The 2014 and 2015 Reassessments also reassess the Company in relation to its Barbadian subsidiary.  The reassessments were made on the basis of the transfer pricing provisions in the Act and assert that a majority of the income relating to certain precious metal streams earned by the Barbadian subsidiary should have been included in the income of the Company and subject to tax in Canada, resulting in additional Federal and provincial income taxes of C$6.5 million ($5.0 million) plus interest and applicable penalties.  The Company is in the process of filing formal Notices of Objection with the CRA against the 2014 and 2015 Reassessments.

If the CRA were to audit and reassess the Company for taxation years 2016 through 2019 on the same basis, the Company estimates that it would be subject to additional Canadian tax for 2016 through 2018 of approximately C$62.2 million ($47.9 million) as previously announced, and for 2019 of approximately C$41.8 million ($32.2 million), plus interest and applicable penalties.

Management believes that the Company and its subsidiaries have filed their tax returns and paid all applicable taxes in compliance with Canadian and applicable foreign tax laws and, as a result, no amounts have been recorded in the financial statements of the Company for the Reassessments, or for any potential tax liability that may arise in respect of these matters. The Company does not believe that the Reassessments are supported by Canadian tax law and jurisprudence and intends to vigorously defend its tax filing positions.

The CRA audit is ongoing and there can be no assurance that the CRA will not further challenge the manner in which the Company or any of its subsidiaries has filed its income tax returns and reported its income. In the event that the CRA successfully challenges the manner in which the Company or a subsidiary has filed its tax returns and reported its income, this could potentially result in additional income taxes, penalties and interest, which could have a material adverse effect on the Company.